Separate Accounts	12 Months Ended
Dec. 31, 2025
Separate Accounts Disclosure [Abstract]
Separate Accounts	SEPARATE ACCOUNTS
The Company issues variable annuity and variable life insurance contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. Most variable annuity and variable life insurance contracts are offered with both separate and general account options. See Note 10 for additional information.
The assets supporting the variable portion of variable annuity and variable life insurance contracts are carried at fair value and reported as “Separate account assets” with an equivalent amount reported as “Separate account liabilities”. The liabilities related to the net amount at risk are reflected within "Future policy benefits" or "Market risk benefit liabilities" (or "assets", if applicable). Amounts assessed against the contractholders for mortality, administration, and other services are included within revenue in “Policy charges and fee income” and changes in liabilities for minimum guarantees are generally included in “Policyholders’ benefits” or “Change in value of market risk benefits, net of related hedging gains (losses)”.

Separate Account Assets

The aggregate fair value of assets, by major investment asset category, supporting separate accounts is as follows:

	December 31, 2025	December 31, 2024
	(in thousands)
Asset Type:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$16,501	$15,548
Obligations of U.S. states and their political subdivisions authorities	146	115
U.S. corporate securities	57,197	24,458
Foreign corporate securities	5,399	3,158
Asset-backed securities	0	1,099
Mortgage-backed securities	156	82
Mutual funds:
Equity	74,323,288	73,226,610
Fixed Income	30,602,384	33,828,097
Other	5,363,232	4,431,975
Equity securities	285,502	126,792
Other invested assets	7,916,554	6,444,077
Short-term investments	2,690	2,559
Cash and cash equivalents	36,169	38,686
Total	$118,609,218	$118,143,256

For the periods ended December 31, 2025, 2024, and 2023, there were no transfers of assets, other than cash, from the general account to a separate account; therefore, no gains or losses were recorded.
Separate Account Liabilities
The balances of and changes in separate account liabilities as of and for the periods indicated are as follows:

	Year Ended December 31, 2025
	Variable Annuities	Variable Life	Total
	(in thousands)
Balance, beginning of period	$85,183,055	$32,960,201	$118,143,256
Deposits	554,841	4,087,138	4,641,979
Investment performance	9,669,502	4,751,811	14,421,313
Policy charges	(1,974,025)	(1,009,626)	(2,983,651)
Surrenders and withdrawals	(14,062,933)	(699,640)	(14,762,573)
Benefit payments	(81,959)	(357,630)	(439,589)
Net transfers (to) from general account	9,237	(551,221)	(541,984)
Other	5,986	124,481	130,467
Balance, end of period	$79,303,704	$39,305,514	$118,609,218

Cash surrender value(1)	$78,673,352	$37,814,966	$116,488,318

	Year Ended December 31, 2024
	Variable Annuities	Variable Life	Total
	(in thousands)
Balance, beginning of period	$92,383,121	$26,805,364	$119,188,485
Deposits	601,236	3,513,738	4,114,974
Investment performance	8,395,586	4,657,022	13,052,608
Policy charges	(2,210,261)	(923,275)	(3,133,536)
Surrenders and withdrawals	(13,827,431)	(450,573)	(14,278,004)
Benefit payments	(66,029)	(285,680)	(351,709)
Net transfers (to) from general account	(100,193)	(380,869)	(481,062)
Other	7,026	24,474	31,500
Balance, end of period	$85,183,055	$32,960,201	$118,143,256

Cash surrender value(1)	$84,325,382	$29,592,881	$113,918,263

	Year Ended December 31, 2023
	Variable Annuities	Variable Life	Total
	(in thousands)
Balance, beginning of period	$91,785,447	$22,265,799	$114,051,246
Deposits	440,707	2,745,751	3,186,458
Investment performance	12,219,777	4,310,729	16,530,506
Policy charges	(2,296,859)	(829,539)	(3,126,398)
Surrenders and withdrawals	(9,687,372)	(347,955)	(10,035,327)
Benefit payments	(73,791)	(226,242)	(300,033)
Net transfers (to) from general account(2)	(15,121)	(1,175,575)	(1,190,696)
Other	10,333	62,396	72,729
Balance, end of period	$92,383,121	$26,805,364	$119,188,485

Cash surrender value(1)	$91,201,190	$23,700,726	$114,901,916
(1) Represents the amount of the contractholder's account balances distributable at the balance sheet date less certain surrender charges.
(2) Variable life includes $900 million of funding for a policy loan to an affiliated irrevocable trust. See Note 16 for additional information.